Revenue Recognition	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Hoya Intermediate, LLC
Revenue Recognition
3. R
EVENUE
R
ECOGNITION
The Company recognizes revenue in accordance with Accounting Standards Codification (“ASC”) 606. The Company has two reportable segments: Marketplace and Resale.
Within the Marketplace segment, the Company earns revenue by acting as an intermediary between ticket sellers and ticket buyers. In this capacity, the Company recognizes revenue for transactions occurring on its website and mobile app (Owned Properties), in addition to fees generated through the sale of tickets on partner sites using the Company’s platform (Private Label).
During the three and nine months ended September 30, 2020 and 2021, Marketplace revenues consisted of the following (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2021	2020	2021
Marketplace revenues:
Owned Properties	$(2,519)	$96,169	$21,601	$198,900
Private Label	(3,313)	24,296	1,510	48,206

Total Marketplace revenues	$(5,832)	$120,465	$23,111	$247,106

During the three and nine months ended September 30, 2020 and 2021, Marketplace revenues consisted of the following event categories (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2021	2020	2021
Marketplace revenues:
Concerts	$(3,455)	$55,343	$20,769	$112,200
Sports	(1,565)	53,485	(1,636)	115,628
Theater	(828)	11,131	3,742	18,429
Other	16	506	236	849

Total Marketplace revenues	$(5,832)	$120,465	$23,111	$247,106

Within the Resale segment, the Company sells tickets it holds in inventory on resale ticket marketplaces. Resale revenues were $(1,250) thousand and $10,571 thousand during the three and nine months ended September 30, 2020, respectively, and $19,073 thousand and $32,044 thousand during the three
and nine
months ended September 30
, 2021
, respectively.
At December 31, 2019, $5,932 thousand was recorded as deferred revenue, of which $61 thousand and $3,439 thousand were recognized as revenue during the three and nine months ended September 30, 2020, respectively. At December 31, 2020, $5,956 thousand was recorded as deferred revenue, of which $994 thousand and $2,609 thousand were recognized as revenue during the three and nine months ended September 30, 2021, respectively. At September 30, 2021, Deferred revenue in the Condensed Consolidated Balance Sheets was $20,523 thousand, which primarily relates to Vivid Seats Rewards, the Company’s loyalty program. The Company offers a loyalty program in which customers generate credits toward future purchases on the Vivid Seats website or mobile app.
Deferred revenue for contingent events at December 31, 2020 and September 30, 2021 was immaterial.

3. R
EVENUE
R
ECOGNITION
The Company recognizes revenue in accordance with ASC 606. The Company has two reportable segments: Marketplace and Resale.
Within the Marketplace segment, the Company earns revenue by acting as an intermediary between ticket sellers and ticket buyers. In this capacity, the Company recognizes revenue for transactions occurring on its website and mobile app (Owned Properties), in addition to fees generated through the sale of tickets on partner sites using the Company’s platform (Private Label).
During 2019 and 2020, Marketplace revenues consisted of the following (in thousands):

	Years Ended December 31,
	2019	2020
Marketplace revenues:
Owned Properties	$329,262	$24,188
Private Label	74,383	(907)

Total Marketplace revenues	$403,645	$23,281

When assessing the performance of the business, the Company’s CODM also reviews Marketplace revenues generated by event category. During 2019 and 2020, Marketplace revenues consisted of the following event categories (in thousands):

	Years Ended December 31,
	2019	2020
Marketplace revenues:
Concerts	$187,753	$15,775
Sports	169,577	3,484
Theater	44,754	3,759
Other	1,561	263

Total Marketplace revenues	$403,645	$23,281

Within the Resale segment, the Company sells tickets it owns on secondary ticket marketplaces, including its own website and mobile app. Resale revenues were $65,280 thousand and $11,796 thousand during for the years ended December 31, 2019 and 2020, respectively, and are presented in Revenues in the Consolidated Statements of Operations and Comprehensive Loss.
At December 31, 2019, $5,932 thousand was recorded as deferred revenue, of which $3,560 thousand was recognized as revenue during the year ended December 31, 2020. At December 31, 2020, the related balance was $5,956 thousand. The Company’s deferred revenue balance primarily relates to the loyalty program and is presented in Deferred revenue in the Consolidated Balance Sheets.
Deferred revenue for contingent events at December 31, 2019 and 2020 was immaterial.